RESTATEMENT (Tables)	12 Months Ended
Dec. 31, 2023
RESTATEMENT
Schedule of restatement of financials
	As Previously Reported	Adjustment	As Restated
As of December 31, 2023 Consolidated Balance Sheet
Intangibles assets	$875,000	$(875,000)	$-
Total Assets	$875,000	$(875,000)	$-
Accumulated deficit	$(27,453,263)	$1,321,000	$(26,132,263)
Additional paid in capital	$27,718,265	$(2,196,000)	$25,522,265
Total Stockholders' Equity	$374,637	$(875,000)	$(500,363)

For the year ended December 31, 2023
Statement of Operations:

General and administrative	$2,958,878	$(2,196,000)	$762,878
Loss from operations	$(3,024,927)	$(1,321,000)	$(1,703,927)
Net loss	$(3,054,722)	$(1,321,000)	$(1,733,722)